John Hancock
Financial Industries Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 98.6%		$604,603,747
(Cost $513,276,729)
Financials 92.7%		568,222,485
Banks 51.2%
1st Source Corp.	89,414	4,311,543
American Business Bank (A)	116,134	4,784,721
Atlantic Union Bankshares Corp.	190,788	6,599,357
Bank of America Corp.	489,685	16,556,250
Bank of Marin Bancorp	159,627	5,222,995
BayCom Corp.	156,020	3,056,432
Business First Bancshares, Inc.	139,827	3,283,138
California BanCorp (A)	115,306	2,370,691
Cambridge Bancorp	81,639	6,799,712
Central Valley Community Bancorp	106,709	1,785,242
Citizens Community Bancorp, Inc.	80,785	1,046,166
Citizens Financial Group, Inc.	362,944	13,780,984
Coastal Financial Corp. (A)	128,548	5,300,034
Comerica, Inc.	154,053	11,980,702
East West Bancorp, Inc.	226,632	16,267,645
Evans Bancorp, Inc.	69,113	2,510,896
Fifth Third Bancorp	495,516	16,907,006
First Interstate BancSystem, Inc., Class A	34,615	1,411,600
First Merchants Corp.	197,331	8,195,156
German American Bancorp, Inc.	55,398	2,096,260
HBT Financial, Inc.	173,679	3,237,377
Heritage Commerce Corp.	172,227	2,028,834
Independent Bank Corp. (Massachusetts)	81,664	6,843,443
JPMorgan Chase & Co.	103,603	11,951,642
KeyCorp	659,722	12,072,913
Landmark Bancorp, Inc.	51,609	1,281,451
Limestone Bancorp, Inc.	28,295	580,048
Live Oak Bancshares, Inc.	99,612	3,749,396
M&T Bank Corp.	125,604	22,288,428
Mid Penn Bancorp, Inc.	55,918	1,603,728
Nicolet Bankshares, Inc. (A)	87,520	6,999,850
Nordea Bank ABP	643,808	6,347,925
Pinnacle Financial Partners, Inc.	142,966	11,308,611
Popular, Inc.	122,862	9,542,692
Premier Financial Corp.	181,009	5,155,136
Shore Bancshares, Inc.	44,814	878,354
Southern First Bancshares, Inc. (A)	52,180	2,335,055
Stock Yards Bancorp, Inc.	143,269	9,907,051
SVB Financial Group (A)	17,993	7,261,075
Synovus Financial Corp.	383,452	15,483,792
The First Bancshares, Inc.	78,506	2,276,674
TriCo Bancshares	201,561	9,634,616
U.S. Bancorp	137,478	6,488,962
Webster Financial Corp.	135,827	6,309,164
Zions Bancorp NA	252,165	13,755,601
Capital markets 14.8%
AllianceBernstein Holding LP	371,579	16,371,771
Ameriprise Financial, Inc.	41,674	11,248,646
Ares Management Corp., Class A	9,223	660,828
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Brookfield Asset Management, Inc., Class A	229,770	$11,408,081
CME Group, Inc.	72,045	14,371,537
Morgan Stanley	164,721	13,885,980
Onex Corp.	142,231	7,601,647
Raymond James Financial, Inc.	153,117	15,077,431
Consumer finance 2.5%
American Express Company	100,722	15,513,202
Diversified financial services 3.4%
Berkshire Hathaway, Inc., Class B (A)	47,968	14,419,181
Eurazeo SE	86,661	6,189,979
Insurance 20.4%
American International Group, Inc.	309,245	16,009,614
Arthur J. Gallagher & Company	100,160	17,927,638
Chubb, Ltd.	80,217	15,132,135
Markel Corp. (A)	12,770	16,564,478
MetLife, Inc.	261,493	16,539,432
Reinsurance Group of America, Inc.	76,461	8,852,655
The Allstate Corp.	72,796	8,514,948
The Hartford Financial Services Group, Inc.	155,814	10,045,329
Unum Group	488,071	15,711,005
Thrifts and mortgage finance 0.4%
ESSA Bancorp, Inc.	70,690	1,248,385
OP Bancorp	35,744	403,907
Timberland Bancorp, Inc.	36,504	936,328
Information technology 2.2%		13,893,205
IT services 2.2%
Visa, Inc., Class A	65,500	13,893,205
Real estate 3.7%		22,488,057
Equity real estate investment trusts 3.1%
Prologis, Inc.	86,282	11,437,542
Rexford Industrial Realty, Inc.	115,019	7,523,393
Real estate management and development 0.6%
VGP NV	20,082	3,527,122

	Par value^	Value
Short-term investments 1.3%		$7,864,000
(Cost $7,864,000)
Repurchase agreement 1.3%		7,864,000
Barclays Tri-Party Repurchase Agreement dated 7-29-22 at 2.200% to be repurchased at $6,260,147 on 8-1-22, collateralized by $6,985,400 U.S. Treasury Notes, 1.125% due 8-31-28 (valued at $6,385,390)	6,259,000	6,259,000
Repurchase Agreement with State Street Corp. dated 7-29-22 at 0.450% to be repurchased at $1,605,060 on 8-1-22, collateralized by $1,647,600 U.S. Treasury Notes, 2.125% due 3-31-24 (valued at $1,637,197)	1,605,000	1,605,000

Total investments (Cost $521,140,729) 99.9%	$612,467,747
Other assets and liabilities, net 0.1%	606,545
Total net assets 100.0%	$613,074,292

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$313,588,348	$307,240,423	$6,347,925	—
Capital markets	90,625,921	90,625,921	—	—
Consumer finance	15,513,202	15,513,202	—	—
Diversified financial services	20,609,160	14,419,181	6,189,979	—
Insurance	125,297,234	125,297,234	—	—
Thrifts and mortgage finance	2,588,620	2,588,620	—	—
Information technology
IT services	13,893,205	13,893,205	—	—
Real estate
Equity real estate investment trusts	18,960,935	18,960,935	—	—
Real estate management and development	3,527,122	—	3,527,122	—
Short-term investments	7,864,000	—	7,864,000	—
Total investments in securities	$612,467,747	$588,538,721	$23,929,026	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$2,179,158	$1,317,250	$(3,496,231)	$(219)	$42	$1,787	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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